LEASES - Schedule of Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 1,306
2027	463
2028	176
2029	94
2030 and after	137
Total undiscounted lease liability	2,176
Less: present value adjustment	(616)
Operating lease liability	$ 1,560	$ 4,238